Oil and Gas Property Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Depletion	$ 4,188	$ 18,639
2015 Alberta oil and gas well interest
Payments to acquire oil and gas properties			$ 90,318
Depletion	$ 4,188	$ 18,639